Intangible Assets (Details) - Schedule of intangible assets - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2022	Jun. 30, 2022
Schedule Of Intangible Assets Abstract
Patents at cost		$ 22,822,185
Trademarks at cost		28,904,234
Other intangible assets at cost		991,008
Accumulated amortisation	[1]
Total intangible assets	[2]	$ 52,717,427

[1]	Patents have been assessed to have a 13-year useful life; trademarks have an indefinite useful life. There has been no amortisation at period end as the assets are not available for use yet.
[2]	On 5 August 2022, the Company completed the acquisition on APIRx Pharmaceuticals via the issuance of 218,169,506 IHL ordinary shares to the stakeholders of APIRx in an all–scrip transaction. As substantially all of the fair value of the assets acquired in the transaction relates to intangible assets (patents, trademarks, active clinical and pre-clinical research and development projects), the transaction has been determined to be an asset acquisition and not a business combination. In addition to the shares issued to APIRx, the Company issued 13,090,170 IHL ordinary shares & 9,000,000 IHL options to Ryba LLC as part of their engagement terms as lead M&A advisors, which were included in the cost of the assets acquired. The total cost was allocated to the acquired assets on the basis of the assets’ relative fair values. Refer to note 5 & 9 for further details.